Transactions and balances with related parties - key management and other (Details) - Key Management - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 4,236	$ 3,634	$ 8,995
Other benefits	81	53	53
Share-based compensation	9,299	15,445	15,415
Total	$ 13,616	$ 19,132	$ 24,463